Trade Receivables and Other - Summary of Contract Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	€ 28	€ 32
Current	2	1
Unbilled Tooling Costs [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	26	28
Other Cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current	2	4
Current	€ 2	€ 1